Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management [Abstract]
Cash and Cash Equivalents and Other Current Financial Assets
The Group’s cash, cash equivalents and other financial assets are denominated in the following currencies:

	2023	2023	2022	2022
	Local Currency ‘000	$’000	Local Currency ‘000	$’000
In USD	133,816	133,816	162,266	162,266
In Euro	187	207	3,446	3,675
In GBP	10	12	11	14
		134,035		165,955

Impairment Allowance	The impairment allowance recognized during the period was calculated based on 12 month expected credit losses and reconciles to the opening impairment allowance as follows:

	Year ended December 31,
	2023	2022
	$’000	$’000
Opening impairment allowance	121	—
Movement in impairment allowance during the year	(1)	121
Closing impairment allowance	120	121

Financial Assets Measured at Fair Value
The following table shows the carrying amounts and fair values of financial assets. The table does not include fair value information for financial assets or financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount
	FVOCI $’000	FVTPL $’000
Financial assets measured at fair value
Marketable securities	88,667	—
Cash equivalents	—	37,030
Other financial assets	—	55,615
	88,667	92,645